Inventories	3 Months Ended
Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

At September 30, 2014 and December 31, 2013, inventories consisted of the following:

	September 30, 2014	December 31, 2013
Finished goods	$745,631	$640,355
Raw materials and purchased components	197,199	185,146
Health care supplies	167,562	195,519
Work in process	74,812	76,084
Inventories	$1,185,204	$1,097,104